RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of material related party relationship
Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

Schedule of major transactions with related parties

		Six-month periods ended June 30,
		2019	2020
		(unaudited)

Commission income
STT Singapore DC Pte. Ltd.	(i)	—	246
STT DEFU 2 Pte. Ltd.	(i)	—	244
		—	490

Schedule of major balances with related parties

		As of
		December 31,	June 30,
		2019	2020

Amount due to related parties:	(i)
STT DEFU 2 Pte. Ltd.		6,638	11,193
STT Singapore DC Pte. Ltd.		5,350	10,195
		11,988	21,388

Note (i):

During the year ended December 31, 2019, the Company successfully referred a customer to STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. As of December 31, 2019, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.